CONVERTIBLE DEBENTURE – RELATED PARTY (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2018	Jul. 26, 2021	Apr. 22, 2021	Oct. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Sep. 30, 2019	Jan. 31, 2019	Jun. 19, 2017	Sep. 16, 2016	Jan. 15, 2015	Dec. 15, 2014
Short-term Debt [Line Items]
Debt Instrument, Face Amount							$ 151,688
Warrants and Rights Outstanding, Term				5 years				5 years					5 years	3 years
Conversion of debenture to common stock		690,000		690,000
Conversion cf accrued interest to common stock		164,424
Debt Instrument, Unamortized Discount				$ 777,610					$ 370,584	$ 86,000	$ 819,500	$ 57,467
Proceeds from Issuance of Debt				270,000
Long-term Debt				$ 4,672,096					$ 3,595,561
Common stock market price		$ 0.06345		$ 0.104
Convertible Debt	$ 0	$ 0
Debt Issuance Costs, Net	0	$ 0
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						1
Common Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001					$ 0.001						$ 0.001	$ 0.001
Convertible debenture related party, net discount		$ 2,110		$ 47,110
Minimum [Member]
Short-term Debt [Line Items]
Common stock market price				$ 0.02
Maximum [Member]
Short-term Debt [Line Items]
Common stock market price				$ 0.50
Convertible Debenture Holder [Member]
Short-term Debt [Line Items]
Conversion cf accrued interest to common stock				60,980
Debt Instrument, Unamortized Discount				$ 137,110					$ 227,110
During the year ended December 31, 2018 [Member]
Short-term Debt [Line Items]
Convertible Debt, Current	2,060,000	2,060,000		2,060,000	$ 2,060,000
Deposit Liabilities, Accrued Interest	$ 280,529	$ 280,529		$ 280,529	$ 280,529
Conversion of Stock, Shares Issued	4,681,058	4,681,058		4,681,058	4,681,058
Year Ended December 31 2019 [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount				$ 345,000
Year ended December 31, 2018 [Member]
Short-term Debt [Line Items]
Debt Instrument, Description		Company entered into several convertible debt instruments with stockholders
Debt Instrument, Face Amount		$ 345,000
Warrants and Rights Outstanding, Term				3 years
Debt Instrument, Unamortized Discount		270,000		$ 270,000
Proceeds from Issuance of Debt		270,000
Debt Instrument, Convertible, Carrying Amount of Equity Component		0		0
Long-term Debt		$ 0		$ 297,890
Convertible Debenture Two [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuer		Company		Company
Debt Instrument, Description		Convertible Debentures
Convertible Debenture One [Member]
Short-term Debt [Line Items]
Debt Instrument, Description		Convertible Debentures		convertible debentures
Debt Instrument, Face Amount		$ 2,405,000		$ 2,405,000
Debt Instrument, Interest Rate, Stated Percentage		12.00%		12.00%					12.00%
Debt Instrument, Payment Terms		payable in Common Stock at maturity		payable in Common Stock at maturity
Debt Instrument, Convertible, Terms of Conversion Feature				may be converted into Common Stock at a price of $
Common Stock, Convertible, Conversion Price, Decrease		$ 0.50		$ 0.50
Common Stock, Convertible, Conversion Price, Increase	$ 1.00	$ 1.00		$ 1.00
Stock Redeemed or Called During Period, Value			$ 3,000,000	$ 3,000,000
Warrants and Rights Outstanding, Term														3 years
Warrants issued to purchase of common stock				2,405,000
Proceeds from Convertible Debt				$ 2,405,000	$ 2,405,000
Long-term Debt		$ 345,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		2,405,000
Common Stock, Par or Stated Value Per Share		$ 1.00
Convertible debenture related party, net discount		$ 2,110		$ 47,110
Convertible Debenture One [Member] | Minimum [Member]
Short-term Debt [Line Items]
Common stock market price		$ 0.035		$ 0.05
Convertible Debenture One [Member] | Maximum [Member]
Short-term Debt [Line Items]
Common stock market price		$ 2.50		$ 2.50